Note 33	12 Months Ended
Dec. 31, 2024
Commitments and guarantees given [Abstract]
Disclosure of Commitments and guarantees given [Text Block]	Commitments and guarantees given
The breakdown of the off-balance sheet exposures is as follows:

Commitments and guarantees given (Millions of Euros)
	Notes	2024	2023	2022
Loan commitments given	7.2.2	188,515	152,868	136,920
Of which: impaired		160	165	177
Central banks		254	—	—
General governments		3,247	3,115	3,031
Credit institutions		13,441	15,595	15,407
Other financial corporations		8,656	7,063	5,895
Non-financial corporations		82,891	71,303	68,120
Households		80,026	55,791	44,467
Financial guarantees given	7.2.2	22,503	18,839	16,511
Of which: impaired (1)		192	229	281
Central banks		—	—	—
General governments		183	74	96
Credit institutions		636	978	475
Other financial corporations		2,843	2,177	1,263
Non-financial corporations		18,724	15,460	14,541
Households		116	150	135
Other commitments given	7.2.2	51,215	42,577	39,137
Of which: impaired (1)		439	636	689
Central banks		—	—	—
General governments		354	327	215
Credit institutions		6,447	3,607	4,134
Other financial corporations		3,256	1,837	1,758
Non-financial corporations		41,005	36,681	32,858
Households		153	125	171
Total	7.2.2	262,233	214,283	192,568
(1) Non-performing financial guarantees given amounted to €631, €865, and €970 million, respectively, as of December 31, 2024, 2023 and 2022.
As of December 31, 2024 and 2023, the provisions for loan commitments, financial guarantees and other commitments given, recorded in the consolidated balance sheet amounted to €372, €140 and €155; and €277 million, €190 million and €303 million, respectively (see Note 24).
Since a significant portion of the amounts above will expire without any payment being made by the consolidated entities, the aggregate balance of these commitments cannot be considered to be the actual future requirement for financing or liquidity to be provided by the BBVA Group to third parties.
In the years 2024, 2023 and 2022, no issuance of debt securities carried out by associates of the BBVA Group, joint venture entities or non-Group entities have been guaranteed.